Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIE exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and VIE” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2020 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2020	September 30, 2019
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$10,516,277	$6,838,351

Total assets	$10,516,277	$6,838,351

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 and 5,166,667 shares issued and outstanding as of September 30, 2020 and 2019, respectively	$580	$517
Additional paid-in capital	5,251,205	5,040,156
Retained earnings	5,652,594	2,625,921
Accumulated other comprehensive loss	(388,102)	(828,243)
Total Bon Natural Life Limited shareholders’ equity	10,516,277	6,838,351

Total liabilities and Bon Natural Life Limited shareholders’ equity	$10,516,277	$6,838,351

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2020	2019

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$3,026,673	$2,573,803

NET INCOME	3,026,673	2,573,803
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	440,141	(281,897)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,466,814	$2,291,906

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2020	2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,026,673	$2,573,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(3,026,673)	(2,573,803)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-

CASH AND RESTRICTED CASH, end of period	$-	$-